UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:     09/30/09

Check here if Amendment: [ ]; Amendment Number: ____

This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Empire Capital Management, LLC
Address:       1 Gorham Island, Suite 201
               Westport, CT 06880


Form 13F File Number: 28-11506

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       J. Markham Penrod, IACCPsm
Title:      Chief Compliance Officer
Phone:      203-454-6925


Signature, Place, and Date of Signing:

/s/ J. Markham Penrod, IACCPsm     Westport, CT          11/16/09
------------------------------     ------------          ---------
         [Signature]               [City, State]         [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




List of Other Managers Reporting for this Manager:       None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      None
                                        -------------

Form 13F Information Table Entry Total: 67
                                        ---------

Form 13F Information Table Value Total: $574,402
                                        --------------
                                        (thousands)


List of Other Included Managers:  NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name
NONE
-------   ---------------------------   ----------------------

<BTB>
Item 1                            Item 2     Item 3     Item 4        Item 5            Item 6      Item 7   Item 8
                                                                                        INVESTMENT           VOTING
                                                                      SHARES            DISCRETION           AUTHORITY
NAME                              TITLE                 FAIR          OR                SOLE                 SOLE
OF                                OF                    MARKET        PRINCIPAL  SH     SHARED               SHARED
ISSUER                            CLASS      CUSIP      VALUE         AMOUNT     PRN    OTHER       MANAGER  OTHER

3PAR INC                          COM        88580F109  $  7,721,000     700000  SH      SOLE        FINE     SOLE
ALCATEL-LUCENT - CALL             SPNS ADR   013904305  $    500,000     200000  CALL    SOLE        FINE
ALVARION LTD                      SHS        M0861T100  $  1,856,000     450000  SH      SOLE        FINE     SOLE
APPLE INC                         COM        037833100  $ 47,357,000     255500  SH      SOLE        FINE     SOLE
ARUBA NETWORKS - CALL             COM        043176106  $    392,000      78300  CALL    SOLE        FINE
ARUBA NETWORKS - CALL             COM        043176106  $    398,000      53000  CALL    SOLE        FINE
ARUBA NETWORKS - CALL             COM        043176106  $     38,000       5000  CALL    SOLE        FINE
ARUBA NETWORKS - CALL             COM        043176106  $     35,000       7000  CALL    SOLE        FINE
ARUBA NETWORKS - CALL             COM        043176106  $     45,000       6000  CALL    SOLE        FINE
ARUBA NETWORKS INC                COM        043176106  $ 62,587,000    7080000  SH      SOLE        FINE     SOLE
AVAGO TECHNOLOGIES LTD            SHS        Y0486S104  $  3,431,000     201000  SH      SOLE        FINE     SOLE
BENCHMARK ELECTRONICS INC         COM        08160H101  $  2,700,000     150000  SH      SOLE        FINE     SOLE
BROADCOM CORP                     CL A       111320107  $ 12,583,000     410000  SH      SOLE        FINE     SOLE
CHORDIANT SOFTWARE INC            COM NEW    170404305  $  3,038,000     780900  SH      SOLE        FINE     SOLE
CISCO SYSTEMS INC                 COM        17275R102  $ 57,791,000    2455000  SH      SOLE        FINE     SOLE
DELL INC                          COM        24702R101  $    382,000      25000  SH      SOLE        FINE     SOLE
DIREX DLY SMCP BEAR 3X - CALL     ETF        25459W839  $    175,000      17500  CALL    SOLE        FINE
DIREX DLY SMCP BEAR 3X - CALL     ETF        25459W839  $  1,025,000      82000  CALL    SOLE        FINE
EBAY INC                          COM        278642103  $ 12,319,000     522000  SH      SOLE        FINE     SOLE
EMC CORP                          COM        29264A206  $ 28,542,000    1675000  SH      SOLE        FINE     SOLE
EMULEX CORP                       COM NEW    292475209  $  3,839,000     373080  SH      SOLE        FINE     SOLE
ENDWAVE CORP                      COM NEW    268648102  $  2,681,000     843063  SH      SOLE        FINE     SOLE
EXPEDIA INC                       COM        30212P105  $  4,191,000     175000  SH      SOLE        FINE     SOLE
FINISAR CORP                      COM        31787A507  $ 12,294,000    1270000  SH      SOLE        FINE     SOLE
GOOGLE INC                        CL A       38259P508  $ 22,313,000      45000  SH      SOLE        FINE     SOLE
HARRIS STRATEX NETWORKS INC       CL A       41457P106  $  6,690,000     944162  SH      SOLE        FINE     SOLE
INTEL CORP                        COM        458140100  $ 60,080,000    3070000  SH      SOLE        FINE     SOLE
INTEL CORP - CALL                 COM        458140100  $  4,001,000     200050  CALL    SOLE        FINE
INTEL CORP - CALL                 COM        458140100  $    950,000      50000  CALL    SOLE        FINE
INTL BUSINESS MACHINES CORP       COM        459200101  $ 17,942,000     150000  SH      SOLE        FINE     SOLE
ISHARES RUSSELL 2000 NDX - PUT    ETF        464287655  $  1,260,000      22500  PUT     SOLE        FINE     SOLE
LANTRONIX INC                     COM        516548104  $  3,551,000    6230000  SH      SOLE        FINE     SOLE
NII HOLDINGS INC                  CL B NEW   62913F201  $  4,208,000     140000  SH      SOLE        FINE     SOLE
ORACLE CORP                       COM        68389X105  $ 11,670,000     560000  SH      SOLE        FINE     SOLE
PWRSHS QQQ TRUST - PUT            ETF        73935A104  $  3,885,000     105000  PUT     SOLE        FINE     SOLE
PWRSHS QQQ TRUST - PUT            ETF        73935A104  $  1,900,000      50000  PUT     SOLE        FINE     SOLE
PWRSHS QQQ TRUST - PUT            ETF        73935A104  $  6,000,000     150000  PUT     SOLE        FINE     SOLE
PSHS ULTRSHRT QQQ                 ETF        74347R875  $  4,606,000     200000  SH      SOLE        FINE     SOLE
PSHS ULTRSHRT REAL EST - CALL     ETF        74347R552  $     80,000      10000  CALL    SOLE        FINE
PSHS ULTRSHRT REAL EST - CALL     ETF        74347R552  $    180,000      20000  CALL    SOLE        FINE
PSHS ULTRSHRT REAL EST - CALL     ETF        74347R552  $    100,000      10000  CALL    SOLE        FINE
PSHS ULTRSHRT REAL EST - CALL     ETF        74347R552  $    110,000      10000  CALL    SOLE        FINE
PSHS ULTRSHRT REAL EST - CALL     ETF        74347R552  $    360,000      30000  CALL    SOLE        FINE
PSHS ULTRSHRT REAL EST - CALL     ETF        74347R552  $    189,000      14500  CALL    SOLE        FINE
PSHS ULTRSHRT REAL EST - CALL     ETF        74347R552  $    280,000      20000  CALL    SOLE        FINE
PSHS ULTRSHRT S&P500 - CALL       ETF        74347R883  $  1,018,000      27500  CALL    SOLE        FINE
PSHS ULTRSHRT S&P500 - CALL       ETF        74347R883  $  1,755,000      45000  CALL    SOLE        FINE
PSHS ULTRSHRT S&P500 - CALL       ETF        74347R883  $  2,352,000      56000  CALL    SOLE        FINE
PSHS ULTRSHRT S&P500 - CALL       ETF        74347R883  $    440,000      11000  CALL    SOLE        FINE
QUALCOMM INC                      COM        747525103  $ 43,068,000     957500  SH      SOLE        FINE     SOLE
RF MICRO DEVICES INC              COM        749941100  $  2,444,000     450000  SH      SOLE        FINE     SOLE
S&P DEPOSITORY RECEIPTS - PUT     ETF        78462F103  $  3,153,000      32500  PUT     SOLE        FINE     SOLE
S&P DEPOSITORY RECEIPTS - PUT     ETF        78462F103  $  2,940,000      30000  PUT     SOLE        FINE     SOLE
SANDISK CORP                      COM        80004C101  $ 34,720,000    1600000  SH      SOLE        FINE     SOLE
SBA COMMUNICATIONS CORP           COM        78388J106  $  6,758,000     250000  SH      SOLE        FINE     SOLE
SILICON MOTION TECH CORP          SPNS ADR   82706C108  $  2,770,000     695979  SH      SOLE        FINE     SOLE
SILICON MOTION TECH CORP - CALL   SPNS ADR   82706C108  $     46,000      18490  CALL    SOLE        FINE
SILICON MOTION TECH CORP - CALL   SPNS ADR   82706C108  $     38,000      15000  CALL    SOLE        FINE
SILICON STORAGE TECH INC          COM        827057100  $    591,000     244037  SH      SOLE        FINE     SOLE
SKYWORKS SOLUTIONS INC            COM        83088M102  $  3,972,000     300000  SH      SOLE        FINE     SOLE
STEC INC                          COM        784774101  $ 12,491,000     425000  SH      SOLE        FINE     SOLE
STOCKERYALE INC                   COM        86126T203  $    714,000    5492500  SH      SOLE        FINE     SOLE
TAIWAN SEMICNDTR MANUFCT CO       SPNS ADR   874039100  $  2,740,000     250000  SH      SOLE        FINE     SOLE
TRIDENT MICROSYSTEMS INC          COM        895919108  $  6,683,000    2580406  SH      SOLE        FINE     SOLE
VERISIGN INC                      COM        92343E102  $ 11,845,000    5000000  SH      SOLE        FINE     SOLE
XILINX INC                        COM        983919101  $  3,513,000     150000  SH      SOLE        FINE     SOLE
YUCHENG TECHNOLOGIES LTD          COM        G98777108  $ 14,076,000    1963113  SH      SOLE        FINE     SOLE

                                                        $574,402,000
ENTRY TOTAL                              67
TABLE VALUE IN THOUSANDS          $ 574,402
